Accounting Policies (Details) - Schedule of estimated useful lives for the current period and the comparative period	12 Months Ended
Dec. 31, 2022
Fixtures and fittings [Member]
Accounting Policies (Details) - Schedule of estimated useful lives for the current period and the comparative period [Line Items]
Estimated useful lives	5 years
IT and equipment [Member]
Accounting Policies (Details) - Schedule of estimated useful lives for the current period and the comparative period [Line Items]
Estimated useful lives	3 years
Right of use asset [Member]
Accounting Policies (Details) - Schedule of estimated useful lives for the current period and the comparative period [Line Items]
Right of use asset	Economic life of contractual relationship